Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Schedule of Tax Rate	Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
	2025	2024	2023
	US$	US$	US$

Tax recognized in profit or loss
Income tax expense
Current tax	—	—	218,035

Income (loss) from continuing operation before income tax	15,894,755	(3,679,409)	(11,701,303)
Tax calculated at domestic tax rates applicable to respective profits (2025, 2024 and 2023: 16.5%)	2,622,635	(607,103)	(1,930,715)
Effect of non-taxable income	(8,324,067)	(1,222,235)	(6,697)
Effect of expenses not deductible for tax purposes	878,754	332,697	450,882
Utilization of tax losses previously not recognized	—	(1,958)	—
Tax effect of tax losses not recognized	4,822,678	1,498,599	2,155,447
Income tax expense	—	—	218,035